INCOME TAXES (Details 3) - Internal Revenue Service (IRS) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 22,365
2022
Operating Loss Carryforwards [Line Items]
Net Operating Loss	1,674
2024
Operating Loss Carryforwards [Line Items]
Net Operating Loss	1,876
2025
Operating Loss Carryforwards [Line Items]
Net Operating Loss	3
2026
Operating Loss Carryforwards [Line Items]
Net Operating Loss	1
2027
Operating Loss Carryforwards [Line Items]
Net Operating Loss	1
2028
Operating Loss Carryforwards [Line Items]
Net Operating Loss	3,492
2029
Operating Loss Carryforwards [Line Items]
Net Operating Loss	2,501
2030
Operating Loss Carryforwards [Line Items]
Net Operating Loss	1,281
2031
Operating Loss Carryforwards [Line Items]
Net Operating Loss	391
2033
Operating Loss Carryforwards [Line Items]
Net Operating Loss	6,625
2034
Operating Loss Carryforwards [Line Items]
Net Operating Loss	452
2035
Operating Loss Carryforwards [Line Items]
Net Operating Loss	1,802
2036
Operating Loss Carryforwards [Line Items]
Net Operating Loss	$ 2,266